CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Total		Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit
Balances at Dec. 31, 2012		$ (283,496)		$ 417	$ 357,446	$ (641,359)
Balances (in shares) at Dec. 31, 2012				417,500
Fair market value of note conversion feature and warrants issued		291,920		$ 0	291,920	0
Shares issued on conversion of notes		902,176		$ 226	901,950	0
Shares issued on conversion of notes (in shares)				225,546
Net proceeds on issuances of shares		14,489,082		$ 3,750	14,485,332	0
Net proceeds on issuances of shares (in shares)				3,750,000
Net loss		(1,372,697)		$ 0	0	(1,372,697)
Balances at Dec. 31, 2013		14,026,985		$ 4,393	16,036,648	(2,014,056)
Balances (in shares) at Dec. 31, 2013				4,393,046
Net proceeds on issuances of shares		8,372,271		$ 2,150	8,370,121	0
Net proceeds on issuances of shares (in shares)				2,150,000
Stock compensation		195,000		$ 474	194,526	0
Stock compensation (in shares)				473,750
Net loss		(1,329,429)	[1]	$ 0	0	(1,329,429)
Balances at Dec. 31, 2014		21,264,827		$ 7,017	$ 24,601,295	$ (3,343,485)
Balances (in shares) at Dec. 31, 2014				7,016,796
Net loss		(1,497,658)
Balances at Sep. 30, 2015	[2]	$ 19,767,169

[1]	Reflects our historical consolidated statement of operations for the year ended December 31, 2014 included elsewhere in this prospectus.
[2]	Reflects our unaudited historical consolidated balance sheet as of September 30, 2015 included elsewhere within this prospectus.